Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Consensus Cloud Solutions, Inc. Amended and Restated 2021 Equity Incentive Plan (the "Plan")
Amount Registered | shares	1,510,000
Proposed Maximum Offering Price per Unit	37.36
Maximum Aggregate Offering Price	$ 56,413,600.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,907.98
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), shall also cover any additional shares of Common Stock, par value of $0.01 per share ("Common Stock") of Consensus Cloud Solutions, Inc. (the "Registrant"), in respect of the securities identified in the above table that may become issuable through the Plan as a result of any stock dividend, stock split, recapitalization or other similar transactions. The proposed maximum offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the average of the high and low sales price of the Common Stock of $37.36 per share, as reported on the Nasdaq Stock Market on October 30, 2026.